Related Party Transactions	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Notes to Financial Statements
Note 8. Related Party Transactions

As compensation for their service on the Board, Dr. Kirkland and Mr. Sierchio will receive an annual retainer of $6,000, payable in equal yearly installments in arrears and prorated for any partial years of service. Additionally, on March 15, 2016, the Company granted to each of Dr. Kirkland and Mr. Sierchio an incentive stock option to purchase up to 50,000 shares of the Company’s common stock at an exercise price of $1.91 per share. The options became fully vested upon grant. On May 11, 2017, the Company granted to each of Dr. Kirkland and Mr. Sierchio an incentive stock option to purchase up to 75,000 shares of the Company’s common stock at an exercise price of $4.20 per share. 37,500 of the May 11 grant vested immediately with the remaining 37,500 vesting in one year on May 11, 2018. The option strike prices equal the closing price of the Company’s common stock on the day of grant. The Options may be exercised on a “cashless basis” using the formula contained therein.

The law firm of Sierchio & Partners, LLP, of which Joseph Sierchio, one of the Company’s directors, was a principal, has provided counsel to the Company since August 26, 2010 and beginning in September 2016, Mr. Sierchio became a partner at Satterlee Stephens LLP (“Satterlee”). Concurrently with Mr. Sierchio’s move to Satterlee, the Company engaged wih Satterlee to provide legal counsel with Mr. Sierchio maintaining his role as the Company’s primary attorney. During the three months ended September 30, 2017 and 2016, the Company recognized $15,115 and $30,080 of fees for legal services billed by firms associated with Mr. Sierchio. During the nine months ended September 30, 2017 and 2016, the Company recognized $195,783 and $121,595 of fees for legal services billed by firms associated with Mr. Sierchio. Included in accounts payable, at September 30, 2017 and December 31, 2016, is $10,000 and $11,750, respectively, owed to Satterlee. Mr. Sierchio continues his role with the Company as a director.

In connection with the Company’s anticipated regulatory filings, the Company has engaged StemCell Systems to provide it with prototypes and related documents under various agreements. Pursuant to these engagements the Company incurred expenses of $39,708 and $24,000 during the three months ended September 30, 2017 and 2016, respectively, and $146,538 and $134,567 during the nine months ended September 30, 2017 and 2016, respectively. Dr. Gerlach, from whom the Company purchased the CellMistTM System technologies, is a principal of StemCell Systems.

On September 25, 2014, the Company entered into a Charitable Grant Agreement with the University of Pittsburgh, pursuant to which the Company committed to provide a charitable donation to the University of Pittsburgh in the aggregate amount of $75,000. The Company paid the Grant in eight quarterly installments of $9,375, with the final payment made on July 22, 2016. Dr. Gerlach, from whom the Company purchased the CellMistTM System technologies, is a professor at the University of Pittsburgh.

Dr. Gerlach is entitled to payments for consulting services. During the three months ended September 30, 2017 and 2016, the Company recognized expenses related to Dr. Gerlach services of $10,000 and $9,200, respectively. During the nine months ended September 30, 2017 and 2016, the Company recognized expenses related to Dr. Gerlach services of $28,540 and $33,210, respectively. Accounts payable to Dr. Gerlach amounted to $10,000 and $18,540 at September 30, 2017 and December 31, 2016, respectively.

On May 1, 2015, the Company entered into the Option Agreement with Dr. Gerlach, pursuant to which the Company obtained a one-year exclusive option to evaluate the Technology, for the purpose of determining whether the Company would like to purchase or license the Technology. Pursuant to the terms of the Option Agreement, the Company paid Dr. Gerlach a non-refundable fee of $24,000, payable in four quarterly installments of $6,000, with the first installment due on May 1, 2015. The entire $24,000 option payment was recognized as research and development expense during the period ended December 31, 2015. The final $6,000 payment was made on February 1, 2016.

On September 9, 2016, the Company entered into the Loan Agreement with KCC whereby KCC agreed to loan the Company up to $900,000 at an interest rate of 7%. KCC provided the Company with an initial loan of $700,000; the remaining $200,000 may be loaned prior to December 31, 2017. The Note matures on December 31, 2017, and, beginning on the first anniversary of the Note, can be converted into shares of the Company’s common stock at conversion rate equal to the lesser of: (i) $1.54; or (ii) a 20% discount to the average closing price of the Company’s common stock for the five days prior to the date on which KCC elects to convert the Note, subject to a floor price of $1.23.

Per the Loan Agreement, the Company issued KCC a Series E Warrant to purchase up to 584,416 shares of the Company’s common stock at a purchase price of the lesser of: (i) $1.54; or (ii) a 20% discount to the average closing price of the Company’s common stock for the five days prior to the date on which KCC elects to exercise the Series E Warrant. The Series E Warrant is exercisable for a period of five years and may be exercised on a cashless basis, See “Note 4. Debt” for additional disclosure.

On February 23, 2017, the Company entered into two of the February 2017 Loan Agreements with Sierchio and KCC pursuant to which Sierchio loaned the Company $25,000 and KCC loaned $395,000 at an interest rate of 7%. The February 2017 Notes mature on February 23, 2018, and, beginning on the one month anniversary, can be converted into shares of the Company’s common stock at conversion rate equal to the lesser of: (i) $3.45; or (ii) a 20% discount to the average closing price of the Company’s common stock for the five days prior to the date on which the Holder(s) elect to convert the February 2017 Note(s), subject to a floor price of $2.76.

Per the February 2017 Loan Agreement, the Company issued Sierchio, and KCC a Series F Warrant to purchase up to 7,246 shares and 114,493 shares, respectively, of the Company’s common stock at an exercise per share equal to the lesser of: (i) $3.45; or (ii) a 20% discount to the average closing price of the Company’s common stock for the five days prior to the date on which the Holder elects to exercise their Series F Warrant. The Series F Warrant is exercisable for a period of five years from the date of issuance and may be exercised on a cashless basis. See “Note 4. Debt” for additional disclosure.

On July 21, 2017, the Company entered into the July 2017 Private Placement with KCC for the sale of 410,000 units at a price of $2.44 per unit for $1,000,400 in aggregate proceeds. Each unit consisted of one share of common stock and one Series G Warrant to purchase one (1) share of common stock at an exercise price of $2.68 per share through July 21, 2022. The warrants may be exercised on a cashless basis.

On June 28, 2017, KCC exercised 114,493 Series F Warrants for $3.01 per share resulting in the issuance of 114,493 shares of common stock and proceeds of $344,624.

March 1, 2017, KCC exercised 1,326,087 Series B Warrants and 3,092,637 Series C Warrants, on a cashless basis, resulting in the issuance of 4,273,831 shares of common stock.

On February 17, 2017, Thomas Bold, the Company’s President, CEO and Interim Chief Financial Officer exercised options to purchase up to 40,000 shares, on a cashless basis, resulting in the issuance of 34,296 shares of common stock.

On February 10, 2017, Joseph Sierchio, a member of the Company’s board of directors, exercised options to purchase up to 70,000 shares, on a cashless basis, resulting in the issuance of 38,642 shares of common stock.

On February 2, 2016, KCC exercised a portion of its Series B Warrant for 2,173,913 shares of the Company’s common stock at an exercise price of $0.46 per share resulting in proceeds of $1,000,000.

On February 2, 2017, Kenneth Kirkland, a member of the Company’s board of directors, exercised options to purchase up to 40,000 shares, on a cashless basis, resulting in the issuance of 29,642 shares of common stock.

On January 10, 2017, Dr. Gerlach exercised a Series A Warrant to purchase up to 240,000 shares, on a cashless basis, resulting in the issuance of 204,571 shares of common stock.

As compensation for their service on the Board, Dr. Kirkland and Mr. Sierchio will receive an annual retainer of $6,000, payable in equal yearly installments in arrears and prorated for any partial years of service. Additionally, on March 15, 2016, the Company granted to each of Dr. Kirkland and Mr. Sierchio an incentive stock option to purchase up to 50,000 shares of the Company’s common stock at an exercise price of $1.91 per share, the closing price of the Company’s common stock on the day prior to the grant. The options became fully vested upon grant and may be exercised on a “cashless basis” using the formula contained therein.

The law firm of Sierchio & Partners, LLP, of which Joseph Sierchio, one of the Company’s directors, was a principal, has provided counsel to the Company since August 26, 2010. Beginning in September 2016, Mr. Sierchio became a partner at Satterlee Stephens LLP (“Satterlee”). Concurrently with Mr. Sierchio’s move to Satterlee, the Company engaged wih Satterlee to provide legal counsel with Mr. Sierchio maintaining his role as the Company’s primary attorney. During the years ended December 31, 2016 and 2015, the Company recognized $168,775 and $101,700 of fees for legal services billed by firms associated with Mr. Sierchio. Included in accounts payable, at December 31, 2016, is $11,750 owed to Satterlee and at December 31, 2015, is $8,322 owed Sierchio & Partners, LLP. Mr. Sierchio continues his role with the Company as a director.

In connection with the Company’s anticipated FDA and other regulatory filings, the Company engaged StemCell Systems to provide it with prototypes and related documents. Pursuant to this engagement the Company incurred expenses of $184,517 and $194,336 during the years ended December 31, 2016 and 2015, respectively. Dr. Gerlach, from whom the Company purchased the CellMistTM System technologies, is a principal of StemCell Systems.

On September 25, 2014, the Company entered into a Charitable Grant Agreement with the University, pursuant to which the Company committed to provide a charitable donation to the University in the aggregate amount of $75,000. The Company paid the Grant in eight quarterly installments of $9,375, with the final payment made on July 22, 2016. Dr. Gerlach, from whom the Company purchased the CellMistTM System technologies, is a professor at the University. Effective November 1, 2015, the Company entered into a Charitable Gift Agreement with the University, pursuant to which the Company committed to provide a charitable donation to the University in the aggregate amount of $83,000. The Gift was paid in full in December 2015.

Dr. Gerlach is entitled to payments for consulting services. During the years ended December 31, 2016 and 2015, the Company recognized expenses related to Dr. Gerlach services of $42,480 and $36,720, respectively.

On May 1, 2015, the Company entered into the Option Agreement with Dr. Gerlach, pursuant to which the Company obtained a one-year exclusive option to evaluate the Technology, for the purpose of determining whether the Company would like to purchase or license the Technology. Pursuant to the terms of the Option Agreement, the Company paid Dr. Gerlach a non-refundable fee of $24,000, payable in four quarterly installments of $6,000, with the first installment due on May 1, 2015. The entire $24,000 option payment was recognized as research and development expense during the period ended December 31, 2015. The final $6,000 payment was made on February 1, 2016.

On September 9, 2016, the Company entered into a loan agreement with KCC. Pursuant to the terms of the Loan Agreement, KCC agreed to loan the Company up to $900,000 at an annual interest rate of 7% per year, compounded quarterly. KCC provided the Company with an initial loan in the amount of $700,000, which was evidenced by the Note; the remaining $200,000 may be loaned prior to December 31, 2017, upon the mutual agreement of the Company and KCC. The Note, including any interest due thereon, may be prepaid at any time without penalty. The Note matures on December 31, 2017, and, beginning on the first anniversary of the Note, can be converted, at KCC’s sole discretion, into shares of the Company’s common stock at conversion rate equal to the lesser of: (i) $1.54, or the closing price of the Company’s common stock on the day prior to the issuance of the Note or (ii) a 20% discount to the average closing price of the Company’s common stock for the five days prior to the date on which KCC elects to convert the Note, subject to a floor price of $1.23.

Per the Loan Agreement, the Company issued KCC a Series E Warrant to purchase up to 584,416 shares of the Company’s common stock at a purchase price of the lesser of: (i) $1.54, the closing price of the Company’s common stock on the day prior to issuance of the Series E Warrant; or (ii) a 20% discount to the average closing price of the Company’s common stock for the five days prior to the date on which KCC elects to exercise the Series E Warrant. The Series E Warrant is exercisable for a period of five years from the date of issuance and may be exercised on a cashless basis.

On February 2, 2016, KCC exercised a portion of its Series B Warrant for 2,173,913 shares of the Company’s common stock at an exercise price of $0.46 per share resulting in proceeds of $1,000,000.